Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 1,855,391	$ 1,004,176
Cost of sales	1,611,686	984,248
Gross margin	243,705	19,928
General and administrative expenses	3,204,403	2,694,313
Operating loss	(2,960,698)	(2,674,385)
Other (income) expense:
Interest expense	2,268,862	602,756
Change in fair value of derivative liability	1,892,355	(219,210)
Total net other expenses	4,161,217	383,546
Net loss	$ (7,121,915)	$ (3,057,931)
Basic and diluted loss per share	$ (0.41)	$ (0.25)
Weighted average number of common shares outstanding - basic and diluted	17,479,841	12,267,539